ECONOMIC CONTEXT ON GROUPS OPERATIONS	12 Months Ended
Dec. 31, 2021
ECONOMIC CONTEXT ON GROUP'S OPERATIONS
ECONOMIC CONTEXT ON GROUP`S OPERATIONS

34.ECONOMIC CONTEXT ON GROUP`S OPERATIONS

The Group operates in a complex economic context both nationally and internationally.

In recent months, the behavior of international markets has been affected by the advance of the Delta and Omicron variants of the COVID-19, the persistence of significant global inflationary pressures, and the conflict between Russia and Ukraine, among others. Consequently, the global economic recovery continues in progress, but at a slower pace than previously forecasted. The new international scenario seems to be converging towards a scenario of more moderate economic growth with tightening of financial conditions, to which are added additional inflationary pressures due to delays in production chains and the rise in the prices of some raw materials. The U.S. Federal Reserve has begun to reduce the liquidity injected into the markets (a process known as tapering) and on March 16, 2022, the U.S. Federal Reserve approved an increase of 0.25% in interest rates, the first increase since December 2018. These raises in interest rates typically lead to a strengthening of the U.S. dollar at a global level and a decrease in commodity prices, which may adversely impact the economies of emerging countries, including Argentina.

In the case of Argentina, during 2021, according to data published by the INDEC, the Argentina’s GDP increased by 10.3% in 2021, rebounding after the significant 9.9% contraction in 2020. Before the Covid-pandemic the Argentine economy was already contracting, with 2020 marking the third consecutive year of a deep economic crisis. All in all, the fourth quarter of 2021 real GDP is still 3.7% below its fourth quarter of 2017. In 2021, the GDP growth was mainly due to the mitigation of the impact of the COVID-19 on the Argentine economy as a result of the implementation of vaccination programs, which enabled the lifting of certain mobility restrictions that had been enforced in Argentina until the end of 2020, and to the increase in commodity prices, which resulted in an increase in U.S. dollar exports. As a result, the Argentine public sector’s financial deficit decreased in the first months of 2021, although during the months prior to the legislative elections in November 2021, the public spending and monetary issuance of Argentina increased. Commodities continued to recover during 2021 and the prices of the commodities exported by Argentina grew by 20.1% compared to 2020, while the average annual increase in the prices of commodities was 39.6%.

Meanwhile, in relation to fiscal accounts, the Argentine Public Sector recorded in 2021 a primary fiscal deficit without extraordinary revenues of Ps.980,241 million (approximately 2.2% of the GDP) while the financial deficit was Ps.1,664,482 million (3.7% of the GDP). During the year, fiscal accounts improved significantly due to two factors: in the first place, an additional of approximately Ps.311,373 million (0.7% of the GDP) was collected on account of the Extraordinary Solidarity Contribution (an extraordinary contribution tax charged to persons with total net worth above Ps. 100 million. This extraordinary contribution tax was approved by the Congress). On the other hand, in September, revenues for Ps. 427,401 million (1% of the GDP) were recorded from the extraordinary allocation of Special Drawing Rights (SDRs) by the IMF under the context of the global COVID-19 pandemic crisis. Thus, without considering these extraordinary revenues, the primary deficit would have amounted to Ps.1,719,013 million (3.8%) and the financial deficit would have amounted to Ps.2,403,254 million (5.4% of the GDP). During 2021, tax revenues grew by 83.4% year-on-year (21.5% above inflation rates) and 68.2% without considering the aforementioned extraordinary revenues. The recovery in revenues was partly linked to the economic recovery throughout the year while the primary expense increased by 49.6%, reaching 9.6% below inflation rates. Its components included the year-on-year 12.2% drop in real terms of social benefits, which had strongly increased in 2020.

Despite greater pressure, the Central Bank kept the exchange rate anchor firmly until the general legislative elections held in mid- November. But once the elections were over, the official exchange rate began to accelerate until reaching an annualized rate of around 22% in December, still below the inflation rate for the eighteenth consecutive month, which in December stood at 50.9% per year., The official exchange rate defined on a daily basis by the Central Bank through Communication “A” 3,500 increased from $/USD 98.74 to $/USD 102.75 between the last business day of September and the last of December. As a consequence of the use of an exchange rate anchor, the multilateral real exchange rate was estimated, falling 5.1% between September 30 and December 31. In 2021, the multilateral real exchange rate was estimated in 18.0%.

In March 2022, the Government announced it had reached an Agreement with the International Monetary Fund (IMF). The Argentine Congress approved the IMF Agreement on March 11, 2022 for an extended financing for a term of two and a half years and with a repayment period of over ten years. The IMF Agreement has the following main terms: (i) Argentina’s commitment to gradually decrease its primary deficit to 2.5% of Argentina’s GDP in 2022, to 1.9% of its GDP in 2023, and to 0.9% of its GDP in 2024; (ii) Argentina’s commitment to gradually reduce its monetary assistance from the Argentine treasury to 1% of Argentina’s GDP in 2022, to 0.6% of its GDP in 2023 and to 0% of its GDP in 2024; (iii) the setting of positive real interest rates; and (iv) the reduction of inflation from a multi-causal approach and the accumulation of reserves without major modifications to the current exchange rate regime. As of the date of this financial statements, the Central Bank raised the interest rate of the LELIQ from 38% to 47% while creating a 180-day LELIQ with a floating interest rate equivalent to the effective annual yield of the 28 days LELIQ.

In the extraordinary and challenging macroeconomic scenario since the outbreak of the COVID-19 pandemic, the Central Bank released different regulations aiming to mitigate financial pressure on debtors and promote access to financing in favor of those more impacted by the recession triggered by the pandemic. Within the scope of the monetary policy, it calibrated several factors mainly concentrated on pricing at preferential rates certain loans, on freezing UVA installments, and establishing automatic deferrals on unpaid installments. Taking care of the necessary liquidity that these kinds of programs may require, it also eased minimum cash requirements. The Central Bank also determined limits to net positions of LELIQ and ruled on minimum interest rates to be paid on time deposits.  Some of these regulations were gradually lifted when the government ended certain lockdown measures relating to the COVID-19 pandemic in 2021 and 2022, although other measures remain in force.

In the past, the Group has been affected by the measures and recommendations adopted by the Argentina government and regulatory authorities in the banking sector, including but not limited to: (i) the postponement of payments on credit card loans for three months, with such postponed payments to be made up over the subsequent nine months; (ii) mortgage relief by freezing, until September 30, 2020, the amount of mortgage payments based on those calculated as of March 2020, and postponing any foreclosures until such date; (iii) a temporary prohibition on charging fees related to ATM services (iv) the postponement of payments on credit card loans for three months, with such postponed payments to be made up over the subsequent nine months; (v) the establishment of the Family emergency income and extraordinary subsidies, this measures included  a stipend for people who were unemployed or working informally, and self-employed workers who were not currently generating or receiving other income, an extraordinary subsidy for beneficiaries of pension schemes and certain retirement benefits and an extraordinary subsidy for healthcare workers; (vi) the  prohibition of dismissals and suspensions and double indemnification; (vii) the provision of credit lines guaranteed by FoGAr to support the maintenance of payroll; (viii) lower reserve requirements on bank lending to households and micro-, small- and medium-sized enterprises (SMEs); (ix) limitations on banks’ holdings of BCRA notes (LELIQ) in order to make available liquidity and encourage the provision of credit lines to SMEs, with loans granted thereunder guaranteed in part by a State agency, Fondo de Garantías Argentino (FoGAr) and (x) lower reserve requirements on bank lending to households and micro-, small- and medium-sized enterprises (SMEs).

The context of volatility and uncertainty continues at the date of issuance of these consolidated financial statements.

The Group's Management permanently monitors the evolution of the variables that affect its business, to define its course of action and identify the potential impacts on its equity and financial situation. The Company's financial statements must be read in light of these circumstances.